Fair Value Measurements - Financial Assets Measured on Recurring Basis (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Catastrophe bonds trading, at fair value	$ 29,400,000	$ 37,900,000
Derivatives at fair value	12,900,000	14,600,000
Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loan notes issued by variable interest entities, at fair value (included within accrued expenses and other payables)	0	(4,600,000)
Total	6,629,200,000	6,667,200,000
Recurring | Derivatives at fair value | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives at fair value	12,900,000	14,600,000
Recurring | Derivatives at fair value | Interest rate swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives at fair value	(78,300,000)
Recurring | Liabilities under derivative contracts | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities under derivative contracts, fair value	(8,900,000)	(15,100,000)
Recurring | Total fixed income securities — Available for sale | Non-agency commercial mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	6,500,000
Recurring | Fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	4,958,200,000	5,230,700,000
Recurring | Short-term investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	117,600,000	105,600,000
Recurring | Held for trading financial assets, at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	1,128,800,000	1,187,800,000
Privately-held Investments, at fair value	279,700,000
Catastrophe bonds trading, at fair value	28,600,000	36,200,000
Recurring | Short-term investments trading at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	79,200,000	9,500,000
Recurring | Real estate fund
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	111,400,000	102,500,000
Recurring | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loan notes issued by variable interest entities, at fair value (included within accrued expenses and other payables)	0	0
Total	2,033,500,000	1,986,300,000
Recurring | Level 1 | Derivatives at fair value | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives at fair value	0	0
Recurring | Level 1 | Derivatives at fair value | Interest rate swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives at fair value	0
Recurring | Level 1 | Liabilities under derivative contracts | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities under derivative contracts, fair value	0	0
Recurring | Level 1 | Total fixed income securities — Available for sale | Non-agency commercial mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	0
Recurring | Level 1 | Fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	1,612,900,000	1,672,200,000
Recurring | Level 1 | Short-term investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	108,100,000	93,700,000
Recurring | Level 1 | Held for trading financial assets, at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	233,300,000	215,900,000
Privately-held Investments, at fair value	0
Catastrophe bonds trading, at fair value	0	0
Recurring | Level 1 | Short-term investments trading at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	79,200,000	4,500,000
Recurring | Level 1 | Real estate fund
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	0	0
Recurring | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loan notes issued by variable interest entities, at fair value (included within accrued expenses and other payables)	0	0
Total	4,204,600,000	4,583,000,000
Recurring | Level 2 | Derivatives at fair value | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives at fair value	12,900,000	14,600,000
Recurring | Level 2 | Derivatives at fair value | Interest rate swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives at fair value	(78,300,000)
Recurring | Level 2 | Liabilities under derivative contracts | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities under derivative contracts, fair value	(8,900,000)	(15,100,000)
Recurring | Level 2 | Total fixed income securities — Available for sale | Non-agency commercial mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	6,500,000
Recurring | Level 2 | Fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	3,345,300,000	3,558,500,000
Recurring | Level 2 | Short-term investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	9,500,000	11,900,000
Recurring | Level 2 | Held for trading financial assets, at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	895,500,000	971,900,000
Privately-held Investments, at fair value	0
Catastrophe bonds trading, at fair value	28,600,000	36,200,000
Recurring | Level 2 | Short-term investments trading at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	0	5,000,000
Recurring | Level 2 | Real estate fund
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	0	0
Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loan notes issued by variable interest entities, at fair value (included within accrued expenses and other payables)	0	(4,600,000)
Total	279,700,000	(4,600,000)
Recurring | Level 3 | Derivatives at fair value | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives at fair value	0	0
Recurring | Level 3 | Derivatives at fair value | Interest rate swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives at fair value	0
Recurring | Level 3 | Liabilities under derivative contracts | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities under derivative contracts, fair value	0	0
Recurring | Level 3 | Total fixed income securities — Available for sale | Non-agency commercial mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	0
Recurring | Level 3 | Fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	0	0
Recurring | Level 3 | Short-term investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	0	0
Recurring | Level 3 | Held for trading financial assets, at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	0	0
Privately-held Investments, at fair value	279,700,000	0
Catastrophe bonds trading, at fair value	0	0
Recurring | Level 3 | Short-term investments trading at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	0	0
Recurring | Level 3 | Real estate fund
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	0	0
U.S. government | Recurring | Total fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	1,413,100,000	1,404,200,000
U.S. government | Recurring | Held for trading financial assets, at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	185,000,000	147,700,000
U.S. government | Recurring | Level 1 | Total fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	1,413,100,000	1,404,200,000
U.S. government | Recurring | Level 1 | Held for trading financial assets, at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	185,000,000	147,700,000
U.S. government | Recurring | Level 2 | Total fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	0	0
U.S. government | Recurring | Level 2 | Held for trading financial assets, at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	0	0
U.S. government | Recurring | Level 3 | Total fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	0	0
U.S. government | Recurring | Level 3 | Held for trading financial assets, at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	0	0
U.S. agency | Recurring | Total fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	39,600,000	47,400,000
U.S. agency | Recurring | Level 1 | Total fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	0	0
U.S. agency | Recurring | Level 2 | Total fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	39,600,000	47,400,000
U.S. agency | Recurring | Level 3 | Total fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	0	0
Municipal | Recurring | Total fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	50,700,000	47,200,000
Municipal | Recurring | Held for trading financial assets, at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	3,200,000	2,700,000
Municipal | Recurring | Level 1 | Total fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	0	0
Municipal | Recurring | Level 1 | Held for trading financial assets, at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	0	0
Municipal | Recurring | Level 2 | Total fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	50,700,000	47,200,000
Municipal | Recurring | Level 2 | Held for trading financial assets, at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	3,200,000	2,700,000
Municipal | Recurring | Level 3 | Total fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	0	0
Municipal | Recurring | Level 3 | Held for trading financial assets, at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	0	0
Corporate | Recurring | Total fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	1,959,800,000	2,206,200,000
Corporate | Recurring | Held for trading financial assets, at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	243,200,000	720,200,000
Corporate | Recurring | Level 1 | Total fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	0	0
Corporate | Recurring | Level 1 | Held for trading financial assets, at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	0	0
Corporate | Recurring | Level 2 | Total fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	1,959,800,000	2,206,200,000
Corporate | Recurring | Level 2 | Held for trading financial assets, at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	243,200,000	720,200,000
Corporate | Recurring | Level 3 | Total fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	0	0
Corporate | Recurring | Level 3 | Held for trading financial assets, at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	0	0
Non-U.S. government-backed corporate | Recurring | Total fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	86,500,000	93,200,000
Non-U.S. government-backed corporate | Recurring | Held for trading financial assets, at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	0	0
Non-U.S. government-backed corporate | Recurring | Level 1 | Total fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	0	0
Non-U.S. government-backed corporate | Recurring | Level 1 | Held for trading financial assets, at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	0	0
Non-U.S. government-backed corporate | Recurring | Level 2 | Total fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	86,500,000	93,200,000
Non-U.S. government-backed corporate | Recurring | Level 2 | Held for trading financial assets, at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	0	0
Non-U.S. government-backed corporate | Recurring | Level 3 | Total fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	0	0
Non-U.S. government-backed corporate | Recurring | Level 3 | Held for trading financial assets, at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	0	0
Non-U.S government | Recurring | Total fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	328,800,000	402,600,000
Non-U.S government | Recurring | Held for trading financial assets, at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	151,200,000	265,400,000
Non-U.S government | Recurring | Level 1 | Total fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	199,800,000	268,000,000
Non-U.S government | Recurring | Level 1 | Held for trading financial assets, at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	48,300,000	68,200,000
Non-U.S government | Recurring | Level 2 | Total fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	129,000,000	134,600,000
Non-U.S government | Recurring | Level 2 | Held for trading financial assets, at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	102,900,000	197,200,000
Non-U.S government | Recurring | Level 3 | Total fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	0	0
Non-U.S government | Recurring | Level 3 | Held for trading financial assets, at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	0	0
Asset-backed | Recurring | Total fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	200,000	17,300,000
Asset-backed | Recurring | Held for trading financial assets, at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	492,400,000	2,400,000
Asset-backed | Recurring | Level 1 | Total fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	0	0
Asset-backed | Recurring | Level 1 | Held for trading financial assets, at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	0	0
Asset-backed | Recurring | Level 2 | Total fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	200,000	17,300,000
Asset-backed | Recurring | Level 2 | Held for trading financial assets, at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	492,400,000	2,400,000
Asset-backed | Recurring | Level 3 | Total fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	0	0
Asset-backed | Recurring | Level 3 | Held for trading financial assets, at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	0	0
Agency mortgage-backed | Recurring | Total fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	1,073,000,000	1,012,600,000
Agency mortgage-backed | Recurring | Held for trading financial assets, at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	53,800,000	49,400,000
Agency mortgage-backed | Recurring | Level 1 | Total fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	0	0
Agency mortgage-backed | Recurring | Level 1 | Held for trading financial assets, at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	0	0
Agency mortgage-backed | Recurring | Level 2 | Total fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	1,073,000,000	1,012,600,000
Agency mortgage-backed | Recurring | Level 2 | Held for trading financial assets, at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	53,800,000	49,400,000
Agency mortgage-backed | Recurring | Level 3 | Total fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	0	0
Agency mortgage-backed | Recurring | Level 3 | Held for trading financial assets, at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	$ 0	$ 0